SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIFE
Useful Life

Vehicles and Equipment	2-5 years

The property and equipment is recorded at cost. The Company’s policy is to depreciate the cost of the property and equipment using the straight-line method over the estimated useful life of the asset. The costs of maintenance and repairs are charged to expense when incurred (none noted in the current or prior year as it relates to the vehicle). The useful life of the property and equipment for purposes of computing depreciation is:

Useful Life

Vehicle and Equipment	3-5 years

SCHEDULE OF DISAGGREGATED REVENUE

Disaggregated revenue as of the three and nine months ended September 30, 2025 is as follows:

	Three Months	Nine Months
	Ended September 30	Ended September 30
Revenue source

Consulting services	$-	$89,000
Installation services	2,175	3,675
Subscription fees	5,275	5,500

TOTAL REVENUE	$7,450	$98,175
Timing of Revenue Recognition

Services transferred over time	$5,275	$94,500
Services transferred at a point in time	2,175	3,675

TOTAL REVENUE	$7,450	$98,175

SCHEDULE OF CONTRACT ASSETS/LIABILITIES

As of September 30, 2025, there were no such liabilities or contract assets included within the balance sheet. The beginning and ending contract balances were as follows:

	September 30, 2025	January 1, 2025

Accounts receivable	$4,900	$-